UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

March 31, 2008

1.799856.104

VIPEI-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.	713,053	$ 14,617,587
Johnson Controls, Inc.	338,452	11,439,678
The Goodyear Tire & Rubber Co. (a)	833,400	21,501,720
TRW Automotive Holdings Corp. (a)	436,300	10,196,331
		57,755,316
Automobiles - 1.1%
Ford Motor Co. (a)(d)	3,185,030	18,218,372
General Motors Corp. (d)	671,200	12,786,360
Harley-Davidson, Inc.	721,950	27,073,125
Monaco Coach Corp.	485,150	4,599,222
Renault SA	124,879	13,819,093
Toyota Motor Corp. sponsored ADR	228,400	23,043,276
Winnebago Industries, Inc. (d)	349,700	5,909,930
		105,449,378
Diversified Consumer Services - 0.3%
H&R Block, Inc.	1,447,268	30,045,284
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.	317,900	17,729,283
Starbucks Corp. (a)	1,047,700	18,334,750
Wyndham Worldwide Corp.	394,102	8,150,029
		44,214,062
Household Durables - 1.7%
Beazer Homes USA, Inc. (d)	608,000	5,745,600
Black & Decker Corp.	334,400	22,103,840
Centex Corp.	923,200	22,350,672
KB Home	226,400	5,598,872
Lennar Corp. Class A (d)	674,700	12,691,107
Newell Rubbermaid, Inc.	391,200	8,946,744
The Stanley Works	424,130	20,197,071
Whirlpool Corp.	649,734	56,383,917
		154,017,823
Internet & Catalog Retail - 0.2%
Liberty Media Corp. - Interactive Series A (a)	1,316,969	21,255,880
Leisure Equipment & Products - 0.6%
Brunswick Corp.	1,296,457	20,704,418
Eastman Kodak Co.	1,502,800	26,554,476
Polaris Industries, Inc.	239,053	9,803,564
		57,062,458
Media - 3.7%
A.H. Belo Corp. Class A (d)	67,258	768,759
Belo Corp. Series A	716,667	7,575,170
Citadel Broadcasting Corp.	1,986,704	3,297,929
Clear Channel Communications, Inc.	1,634,558	47,761,785
Comcast Corp. Class A	2,735,736	52,909,134
E.W. Scripps Co. Class A	454,413	19,089,890
Gannett Co., Inc.	499,800	14,519,190
Informa PLC	1,017,000	6,321,329

	Shares	Value
McGraw-Hill Companies, Inc.	182,500	$ 6,743,375
News Corp. Class B	1,299,804	24,748,268
The McClatchy Co. Class A (d)	1,309,203	14,008,472
The New York Times Co. Class A (d)	884,308	16,695,735
The Walt Disney Co.	932,400	29,258,712
Time Warner Cable, Inc. (a)	644,100	16,089,618
Time Warner, Inc.	5,883,050	82,480,361
Virgin Media, Inc.	478,187	6,728,091
Vivendi	52,255	2,041,621
		351,037,439
Multiline Retail - 1.7%
Family Dollar Stores, Inc.	687,400	13,404,300
JCPenney Co., Inc.	396,500	14,952,015
Kohl's Corp. (a)	1,219,153	52,289,472
Macy's, Inc.	1,042,500	24,040,050
Sears Holdings Corp. (a)(d)	242,300	24,736,407
Target Corp.	603,700	30,595,516
Tuesday Morning Corp.	555,523	2,877,609
		162,895,369
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	362,958	12,358,720
AnnTaylor Stores Corp. (a)	337,791	8,167,786
Chico's FAS, Inc. (a)	940,100	6,684,111
Foot Locker, Inc.	710,557	8,363,256
Home Depot, Inc.	2,091,300	58,493,661
OfficeMax, Inc.	513,300	9,824,562
RadioShack Corp.	590,100	9,589,125
Staples, Inc.	943,045	20,850,725
Williams-Sonoma, Inc. (d)	776,100	18,812,664
		153,144,610
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	788,315	14,307,917
TOTAL CONSUMER DISCRETIONARY		1,151,185,536
CONSUMER STAPLES - 4.8%
Beverages - 0.4%
Carlsberg AS Series B (d)	52,900	6,763,890
Heineken NV (Bearer)	463,754	26,933,299
		33,697,189
Food & Staples Retailing - 1.6%
Rite Aid Corp. (a)(d)	2,693,868	7,919,972
Wal-Mart Stores, Inc.	2,590,100	136,446,468
Winn-Dixie Stores, Inc. (a)	237,142	4,259,070
		148,625,510
Food Products - 0.9%
Hershey Co.	816,300	30,750,021
Kraft Foods, Inc. Class A	545,054	16,902,125
Marine Harvest ASA (a)	17,541,000	10,263,937
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA (Reg.)	18,372	$ 9,179,988
Tyson Foods, Inc. Class A	1,091,700	17,412,615
		84,508,686
Household Products - 0.9%
Energizer Holdings, Inc. (a)	119,700	10,830,456
Kimberly-Clark Corp.	500,000	32,275,000
Procter & Gamble Co.	634,342	44,448,344
		87,553,800
Personal Products - 0.7%
Avon Products, Inc.	1,269,670	50,202,752
Estee Lauder Companies, Inc. Class A	387,300	17,757,705
		67,960,457
Tobacco - 0.3%
Altria Group, Inc.	1,302,005	28,904,511
TOTAL CONSUMER STAPLES		451,250,153
ENERGY - 18.0%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	184,505	12,638,593
BJ Services Co.	470,624	13,417,490
Halliburton Co.	1,096,495	43,125,148
Nabors Industries Ltd. (a)	1,144,413	38,646,827
Noble Corp.	1,654,068	82,157,558
Pride International, Inc. (a)	386,200	13,497,690
Schlumberger Ltd. (NY Shares)	1,544,957	134,411,259
		337,894,565
Oil, Gas & Consumable Fuels - 14.4%
Apache Corp.	501,880	60,637,142
Boardwalk Pipeline Partners, LP	310,500	7,641,405
Chevron Corp.	2,077,942	177,373,129
ConocoPhillips	1,945,600	148,274,176
CONSOL Energy, Inc.	232,200	16,065,918
Devon Energy Corp.	76,900	8,022,977
EOG Resources, Inc.	670,600	80,472,000
Exxon Mobil Corp.	6,366,793	538,503,345
Hess Corp.	684,100	60,323,938
Occidental Petroleum Corp.	970,800	71,033,436
Peabody Energy Corp.	321,961	16,420,011
Royal Dutch Shell PLC:
ADR Class B	92,000	6,198,960
ADR Class A	764,700	52,749,006
Spectra Energy Corp.	388,000	8,827,000
Total SA sponsored ADR	830,133	61,438,143

	Shares	Value
Valero Energy Corp.	740,714	$ 36,376,465
Williams Companies, Inc.	479,100	15,800,718
		1,366,157,769
TOTAL ENERGY		1,704,052,334
FINANCIALS - 23.4%
Capital Markets - 3.7%
Ares Capital Corp.	559,591	7,034,059
Ares Capital Corp. rights 4/21/08 (a)	186,530	104,457
Bank of New York Mellon Corp.	2,770,995	115,633,621
Goldman Sachs Group, Inc.	266,779	44,122,579
KKR Private Equity Investors, LP	343,400	4,240,990
KKR Private Equity Investors, LP Restricted Depositary Units (e)	601,500	7,428,525
Legg Mason, Inc.	341,450	19,114,371
Lehman Brothers Holdings, Inc.	751,046	28,269,371
Merrill Lynch & Co., Inc.	988,800	40,283,712
Morgan Stanley	1,514,700	69,221,790
T. Rowe Price Group, Inc.	182,500	9,125,000
		344,578,475
Commercial Banks - 4.7%
Associated Banc-Corp.	1,179,455	31,408,887
HSBC Holdings PLC sponsored ADR	588,892	48,465,812
KeyCorp	610,900	13,409,255
Lloyds TSB Group PLC	2,336,400	20,908,368
PNC Financial Services Group, Inc.	1,065,239	69,847,721
Royal Bank of Scotland Group PLC	1,578,164	10,560,889
Societe Generale (a)	21,047	2,025,051
Societe Generale Series A	82,900	8,116,306
Sterling Financial Corp., Washington	693,927	10,832,200
U.S. Bancorp, Delaware	1,289,038	41,713,270
Wachovia Corp.	2,516,257	67,938,939
Wells Fargo & Co.	4,054,800	117,994,680
		443,221,378
Consumer Finance - 0.8%
American Express Co.	442,496	19,345,925
Capital One Financial Corp.	47,299	2,328,057
Discover Financial Services	2,720,169	44,529,167
SLM Corp.	652,132	10,010,226
		76,213,375
Diversified Financial Services - 6.8%
Bank of America Corp.	7,379,277	279,748,391
Citigroup, Inc.	6,415,119	137,411,849
JPMorgan Chase & Co.	5,276,012	226,604,715
		643,764,955
Insurance - 5.0%
ACE Ltd.	940,596	51,789,216
Allstate Corp.	320,300	15,393,618
American International Group, Inc.	4,670,050	201,979,663
Hartford Financial Services Group, Inc.	721,900	54,698,363
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc. unit	722,300	$ 21,452,310
Montpelier Re Holdings Ltd.	1,371,200	22,007,760
Paris RE Holdings Ltd.	106,119	2,512,792
PartnerRe Ltd.	424,924	32,421,701
The Travelers Companies, Inc.	1,412,696	67,597,504
XL Capital Ltd. Class A	200,471	5,923,918
		475,776,845
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	439,700	18,414,636
General Growth Properties, Inc.	52,000	1,984,840
HCP, Inc.	688,100	23,264,661
LaSalle Hotel Properties (SBI)	130,900	3,760,757
Senior Housing Properties Trust (SBI)	475,356	11,265,937
		58,690,831
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	1,506,641	32,603,711
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	724,710	3,985,905
Fannie Mae	2,781,675	73,213,686
Freddie Mac	1,058,200	26,793,624
MGIC Investment Corp. (d)	722,352	7,606,367
New York Community Bancorp, Inc.	958,020	17,455,124
People's United Financial, Inc.	243,300	4,211,523
		133,266,229
TOTAL FINANCIALS		2,208,115,799
HEALTH CARE - 7.1%
Biotechnology - 0.4%
Amgen, Inc. (a)	729,322	30,471,073
Cubist Pharmaceuticals, Inc. (a)	157,102	2,893,819
		33,364,892
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	752,600	9,685,962
Covidien Ltd.	970,136	42,928,518
Medtronic, Inc.	326,500	15,792,805
Philip Morris International, Inc. (a)	1,302,005	65,855,413
		134,262,698
Health Care Providers & Services - 0.1%
Brookdale Senior Living, Inc.	78,100	1,866,590
UnitedHealth Group, Inc.	302,479	10,393,178
		12,259,768
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	1,589,500	33,856,350
Johnson & Johnson	1,595,500	103,500,085
Merck & Co., Inc.	1,733,500	65,786,325

	Shares	Value
Pfizer, Inc.	7,751,800	$ 162,245,174
Schering-Plough Corp.	2,985,836	43,025,897
Wyeth	1,920,700	80,208,432
		488,622,263
TOTAL HEALTH CARE		668,509,621
INDUSTRIALS - 10.5%
Aerospace & Defense - 3.3%
General Dynamics Corp.	270,300	22,534,911
Goodrich Corp.	315,300	18,132,903
Honeywell International, Inc.	1,932,025	109,004,851
Lockheed Martin Corp.	330,500	32,818,650
Northrop Grumman Corp.	186,300	14,496,003
Spirit AeroSystems Holdings, Inc. Class A (a)	677,882	15,035,423
The Boeing Co.	438,984	32,647,240
United Technologies Corp.	974,740	67,081,607
		311,751,588
Airlines - 0.0%
Delta Air Lines, Inc. (a)	361,200	3,106,320
Building Products - 0.3%
Masco Corp.	1,394,300	27,648,969
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	155,800	7,673,150
Cintas Corp.	215,600	6,153,224
Equifax, Inc.	387,234	13,351,828
Waste Management, Inc.	592,900	19,897,724
		47,075,926
Electrical Equipment - 0.2%
Emerson Electric Co.	324,930	16,720,898
Industrial Conglomerates - 3.3%
3M Co.	857,900	67,902,785
General Electric Co.	5,488,390	203,125,314
Siemens AG sponsored ADR	26,000	2,832,440
Tyco International Ltd.	899,336	39,615,751
		313,476,290
Machinery - 2.0%
Briggs & Stratton Corp. (d)	1,052,988	18,848,485
Caterpillar, Inc.	290,700	22,758,903
Dover Corp.	507,166	21,189,395
Eaton Corp.	210,300	16,754,601
Illinois Tool Works, Inc.	302,300	14,579,929
Ingersoll-Rand Co. Ltd. Class A	719,788	32,088,149
SPX Corp.	559,910	58,734,559
		184,954,021
Marine - 0.1%
Alexander & Baldwin, Inc.	202,200	8,710,776
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	599,500	$ 55,285,890
Union Pacific Corp.	160,800	20,161,104
		75,446,994
TOTAL INDUSTRIALS		988,891,782
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	1,891,600	45,568,644
Harris Corp.	519,000	25,187,070
Motorola, Inc.	2,620,012	24,366,112
		95,121,826
Computers & Peripherals - 2.7%
EMC Corp. (a)	2,158,500	30,952,890
Hewlett-Packard Co.	2,392,111	109,223,788
International Business Machines Corp.	997,500	114,852,150
		255,028,828
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	394,120	11,756,600
Arrow Electronics, Inc. (a)	665,100	22,380,615
Avnet, Inc. (a)	677,530	22,175,557
Tyco Electronics Ltd.	1,110,736	38,120,460
		94,433,232
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	25,192	11,096,320
IT Services - 0.8%
Electronic Data Systems Corp.	743,500	12,379,275
Metavante Holding Co. (a)	171,333	3,424,947
MoneyGram International, Inc.	895,100	1,664,886
The Western Union Co.	1,092,800	23,243,856
Unisys Corp. (a)	2,001,700	8,867,531
Visa, Inc.	347,100	21,645,156
		71,225,651
Office Electronics - 0.3%
Xerox Corp.	1,855,935	27,783,347
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	1,068,300	31,536,216
Applied Materials, Inc.	2,239,300	43,688,743
Atmel Corp. (a)	940,400	3,272,592
Intel Corp.	4,297,100	91,012,578
Micron Technology, Inc. (a)(d)	1,011,000	6,035,670
National Semiconductor Corp.	1,951,647	35,754,173
Novellus Systems, Inc. (a)	548,866	11,553,629
Teradyne, Inc. (a)	2,076,900	25,795,098
Varian Semiconductor Equipment Associates, Inc. (a)	329,400	9,272,610
		257,921,309

	Shares	Value
Software - 0.7%
Microsoft Corp.	1,665,600	$ 47,269,728
Symantec Corp. (a)	1,290,133	21,442,010
		68,711,738
TOTAL INFORMATION TECHNOLOGY		881,322,251
MATERIALS - 2.5%
Chemicals - 1.5%
Arkema sponsored ADR (a)	51,312	2,869,060
Celanese Corp. Class A	620,800	24,242,240
Chemtura Corp.	2,564,864	18,826,102
Dow Chemical Co.	624,900	23,027,565
E.I. du Pont de Nemours & Co.	422,100	19,737,396
Georgia Gulf Corp. (d)	789,000	5,467,770
H.B. Fuller Co.	389,950	7,958,880
Hercules, Inc.	591,016	10,809,683
Linde AG	205,400	29,016,635
		141,955,331
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	2,544,372	19,591,664
Metals & Mining - 0.7%
Alcoa, Inc.	1,642,271	59,220,292
Nucor Corp.	141,200	9,564,888
		68,785,180
Paper & Forest Products - 0.1%
Glatfelter	311,079	4,700,404
TOTAL MATERIALS		235,032,579
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	9,217,269	353,021,403
Qwest Communications International, Inc.	7,426,500	33,642,045
Telkom SA Ltd. sponsored ADR	209,614	13,715,044
Verizon Communications, Inc.	3,764,002	137,197,873
		537,576,365
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp.	3,315,900	22,183,371
Vodafone Group PLC sponsored ADR	1,087,187	32,082,888
		54,266,259
TOTAL TELECOMMUNICATION SERVICES		591,842,624
UTILITIES - 3.1%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	486,800	24,583,400
Entergy Corp.	558,000	60,866,640
Exelon Corp.	596,600	48,485,682
PPL Corp.	585,900	26,904,528
		160,840,250
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	1,847,558	$ 30,798,792
Multi-Utilities - 1.1%
Public Service Enterprise Group, Inc.	1,621,000	65,147,990
Wisconsin Energy Corp.	815,300	35,865,047
		101,013,037
TOTAL UTILITIES		292,652,079
TOTAL COMMON STOCKS (Cost $7,714,856,085)		9,172,854,758
Convertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	412,200	6,739,470
Series C, 6.25%	286,800	4,869,864
		11,609,334
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	404,400	4,650,600
TOTAL CONSUMER DISCRETIONARY		16,259,934
FINANCIALS - 0.6%
Diversified Financial Services - 0.4%
Bank of America Corp. Series L, 7.25%	17,700	18,183,564
CIT Group, Inc. 7.75%	406,600	4,891,398
Citigroup, Inc. Series T, 6.50%	432,849	20,313,257
		43,388,219
Insurance - 0.1%
AMBAC Financial Group, Inc. 9.50%	130,700	5,680,222
Thrifts & Mortgage Finance - 0.1%
Washington Mutual, Inc. Series R, 7.75%	11,800	8,202,475
TOTAL FINANCIALS		57,270,916
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	93,000	14,223,420
MATERIALS - 0.4%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	3,384,524
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	232,700	32,770,676
TOTAL MATERIALS		36,155,200
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $144,709,450)		123,909,470
Corporate Bonds - 1.0%
	Principal Amount	Value
Convertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 10,280,000	$ 8,721,552
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	3,650,000	1,934,500
Media - 0.3%
Liberty Media Corp.:
3.5% 1/15/31	259,247	193,025
4% 11/15/29 (e)	4,750,000	2,470,000
3.5% 1/15/31 (e)	9,480,723	7,058,948
News America, Inc. liquid yield option note:
0% 2/28/21 (e)	23,810,000	14,137,188
0% 2/28/21	2,350,000	1,395,313
		25,254,474
TOTAL CONSUMER DISCRETIONARY		35,910,526
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (e)	5,740,000	5,636,680
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp.:
4.5% 6/30/21 (e)	8,490,000	7,599,399
4.5% 6/30/21	280,000	250,628
		7,850,027
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6% 5/1/15 (e)	14,340,000	9,070,050
6% 5/1/15	4,780,000	3,023,350
		12,093,400
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	6,320,000	4,331,222
5.25% 12/15/11 (e)	11,850,000	9,287,319
5.25% 12/15/11	4,290,000	3,362,245
		16,980,786
TOTAL CONVERTIBLE BONDS		78,471,419
Nonconvertible Bonds - 0.2%
MATERIALS - 0.2%
Chemicals - 0.2%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	13,447,215
TOTAL CORPORATE BONDS (Cost $114,912,133)		91,918,634
Money Market Funds - 1.2%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c) (Cost $115,175,150)	115,175,150	$ 115,175,150
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $8,089,652,818)	9,503,858,012
NET OTHER ASSETS - (0.7)%	(68,939,765)
NET ASSETS - 100%	$ 9,434,918,247
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,688,109 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 133,478
Fidelity Securities Lending Cash Central Fund	1,008,613
Total	$ 1,142,091
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,503,858,012	$ 9,273,491,333	$ 230,366,679	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,103,102,025. Net unrealized appreciation aggregated $1,400,755,987, of which $2,563,857,009 related to appreciated investment securities and $1,163,101,022 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

March 31, 2008

1.799861.104

VIPGRWT-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Automobiles - 0.1%
Harley-Davidson, Inc.	181,900	$ 6,821,250
Diversified Consumer Services - 1.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,328,000	57,369,600
Strayer Education, Inc.	284,471	43,381,828
		100,751,428
Hotels, Restaurants & Leisure - 1.1%
BJ's Restaurants, Inc. (a)	171,492	2,471,200
McDonald's Corp.	1,247,226	69,557,794
		72,028,994
Household Durables - 0.5%
Pulte Homes, Inc.	2,151,500	31,304,325
Leisure Equipment & Products - 0.7%
Nikon Corp.	1,788,000	47,852,602
Media - 0.4%
Focus Media Holding Ltd. ADR (a)	349,300	12,277,895
National CineMedia, Inc.	819,490	18,422,135
		30,700,030
Multiline Retail - 0.1%
Target Corp.	131,100	6,644,148
Specialty Retail - 0.5%
DSW, Inc. Class A (a)(d)(e)	1,242,052	16,084,573
Gamestop Corp. Class A (a)	318,500	16,469,635
		32,554,208
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.	578,800	16,455,284
TOTAL CONSUMER DISCRETIONARY		345,112,269
CONSUMER STAPLES - 7.3%
Beverages - 0.5%
PepsiCo, Inc.	482,829	34,860,254
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	1,472,485	59,650,367
Whole Foods Market, Inc. (d)	915,818	30,194,519
		89,844,886
Food Products - 1.2%
Nestle SA sponsored ADR	648,400	80,996,954
Household Products - 4.2%
Colgate-Palmolive Co.	1,538,963	119,900,607
Procter & Gamble Co.	2,354,017	164,945,971
		284,846,578
TOTAL CONSUMER STAPLES		490,548,672
ENERGY - 11.7%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	3,300	302,676
Cameron International Corp. (a)	221,056	9,204,772
FMC Technologies, Inc. (a)	203,400	11,571,426

	Shares	Value
National Oilwell Varco, Inc. (a)	714,848	$ 41,732,826
Smith International, Inc.	463,594	29,776,643
Transocean, Inc. (a)	322,100	43,547,920
		136,136,263
Oil, Gas & Consumable Fuels - 9.7%
Chesapeake Energy Corp.	1,084,191	50,035,415
Denbury Resources, Inc. (a)	3,783,750	108,026,063
Enterprise Products Partners LP	440,500	13,082,850
EOG Resources, Inc.	707,431	84,891,720
Hess Corp.	243,200	21,445,376
OAO Gazprom sponsored ADR	1,029,775	52,518,525
Occidental Petroleum Corp.	95,600	6,995,052
Petroleo Brasileiro SA - Petrobras sponsored ADR	693,800	70,843,918
Reliance Industries Ltd.	117,494	6,650,460
Southwestern Energy Co. (a)	1,238,800	41,735,172
Ultra Petroleum Corp. (a)	1,096,726	84,996,265
Valero Energy Corp.	765,782	37,607,554
Williams Companies, Inc.	2,263,947	74,664,972
		653,493,342
TOTAL ENERGY		789,629,605
FINANCIALS - 20.2%
Capital Markets - 2.2%
Charles Schwab Corp.	3,471,572	65,369,701
Lehman Brothers Holdings, Inc.	1,778,570	66,945,375
Northern Trust Corp.	310,179	20,617,598
		152,932,674
Commercial Banks - 0.9%
U.S. Bancorp, Delaware	1,159,200	37,511,712
UCBH Holdings, Inc.	1,036,100	8,040,136
Wells Fargo & Co.	513,600	14,945,760
		60,497,608
Diversified Financial Services - 1.4%
JPMorgan Chase & Co.	1,206,314	51,811,186
KKR Financial Holdings LLC	3,246,366	41,098,994
		92,910,180
Insurance - 12.3%
AFLAC, Inc.	818,620	53,169,369
American International Group, Inc.	2,069,069	89,487,234
Assurant, Inc.	508,556	30,950,718
Berkshire Hathaway, Inc.:
Class A (a)	404	53,893,600
Class B (a)	80,391	359,580,904
Fidelity National Financial, Inc. Class A	2,251,877	41,276,905
LandAmerica Financial Group, Inc.	108,790	4,293,941
Principal Financial Group, Inc.	630,975	35,157,927
Prudential Financial, Inc.	1,268,564	99,265,133
The First American Corp.	1,789,200	60,725,448
		827,801,179
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.5%
Annaly Capital Management, Inc.	8,369,148	$ 128,215,347
MFA Mortgage Investments, Inc.	6,523,692	41,099,260
		169,314,607
Thrifts & Mortgage Finance - 0.9%
New York Community Bancorp, Inc. (d)	3,233,700	58,918,014
TOTAL FINANCIALS		1,362,374,262
HEALTH CARE - 13.9%
Biotechnology - 5.9%
Acorda Therapeutics, Inc. (a)(d)	1,075,683	19,308,510
Altus Pharmaceuticals, Inc. (a)	606,714	2,760,549
Biogen Idec, Inc. (a)	1,451,424	89,538,347
CSL Ltd.	3,182,602	107,373,307
Genentech, Inc. (a)	1,265,186	102,707,799
Gilead Sciences, Inc. (a)	1,406,203	72,461,641
		394,150,153
Health Care Equipment & Supplies - 3.0%
Alcon, Inc.	349,200	49,673,700
Becton, Dickinson & Co.	705,780	60,591,213
C.R. Bard, Inc.	476,300	45,915,320
Cochlear Ltd.	317,679	15,883,485
DENTSPLY International, Inc.	833,014	32,154,340
		204,218,058
Health Care Providers & Services - 3.5%
Henry Schein, Inc. (a)	904,675	51,928,345
Medco Health Solutions, Inc. (a)	4,201,763	183,995,202
		235,923,547
Life Sciences Tools & Services - 1.1%
Covance, Inc. (a)	738,376	61,263,057
Pharmaceutical Product Development, Inc.	343,799	14,405,178
		75,668,235
Pharmaceuticals - 0.4%
Allergan, Inc.	529,315	29,848,073
TOTAL HEALTH CARE		939,808,066
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.8%
General Dynamics Corp.	884,400	73,732,428
Rockwell Collins, Inc.	652,849	37,310,320
United Technologies Corp.	97,800	6,730,596
		117,773,344

	Shares	Value
Commercial Services & Supplies - 0.5%
Corrections Corp. of America (a)	1,066,020	$ 29,336,870
Robert Half International, Inc.	259,800	6,687,252
		36,024,122
Electrical Equipment - 1.9%
Alstom SA	237,527	51,489,524
Vestas Wind Systems AS (a)	726,800	79,390,497
		130,880,021
Industrial Conglomerates - 2.0%
Global Consumer Acquisition Corp. unit	501,100	4,985,945
McDermott International, Inc. (a)	2,334,928	128,000,753
		132,986,698
Machinery - 0.4%
Danaher Corp.	320,900	24,398,027
Marine - 0.7%
DryShips, Inc.	315,600	18,907,596
Eagle Bulk Shipping, Inc.	400,570	10,318,683
Genco Shipping & Trading Ltd.	282,900	15,964,047
		45,190,326
Trading Companies & Distributors - 0.2%
Fastenal Co.	353,700	16,245,441
TOTAL INDUSTRIALS		503,497,979
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 6.5%
Harris Corp.	589,800	28,622,994
Nokia Corp. sponsored ADR	9,489,600	302,053,968
QUALCOMM, Inc.	1,909,653	78,295,773
Research In Motion Ltd. (a)	256,900	28,831,888
		437,804,623
Computers & Peripherals - 0.4%
EMC Corp. (a)	2,005,899	28,764,592
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A	1,501,264	55,922,084
Internet Software & Services - 3.5%
Google, Inc. Class A (sub. vtg.) (a)	252,743	111,325,709
The Knot, Inc. (a)(d)	996,215	11,705,526
VeriSign, Inc. (a)	3,301,872	109,754,225
		232,785,460
IT Services - 5.1%
Cognizant Technology Solutions Corp. Class A (a)	2,580,262	74,388,953
ExlService Holdings, Inc. (a)(d)	918,112	21,079,852
Infosys Technologies Ltd.	1,041,066	37,447,687
Infosys Technologies Ltd. sponsored ADR	1,077,000	38,524,290
The Western Union Co.	5,657,425	120,333,430
Visa, Inc.	666,500	41,562,940
WNS Holdings Ltd. ADR (a)	872,100	13,473,945
		346,811,097
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	10,777,639	$ 210,271,737
Software - 1.5%
Nintendo Co. Ltd.	129,700	67,856,238
Ubisoft Entertainment SA (a)	104,500	9,002,069
VMware, Inc. Class A	492,261	21,078,616
		97,936,923
TOTAL INFORMATION TECHNOLOGY		1,410,296,516
MATERIALS - 8.1%
Chemicals - 2.5%
Monsanto Co.	332,042	37,022,683
The Mosaic Co. (a)	1,276,470	130,965,822
		167,988,505
Metals & Mining - 5.6%
ArcelorMittal SA (NY Reg.) Class A	1,005,000	82,209,000
BHP Billiton PLC	980,200	29,077,180
Compass Minerals International, Inc. (e)	1,679,683	99,067,703
Evraz Group SA GDR	144,200	12,444,460
Fording Canadian Coal Trust (d)	598,700	31,340,481
Goldcorp, Inc.	2,046,100	79,504,119
Rio Tinto PLC sponsored ADR	95,200	39,207,168
Vedanta Resources PLC	158,300	6,583,678
		379,433,789
TOTAL MATERIALS		547,422,294
UTILITIES - 5.1%
Electric Utilities - 3.0%
Entergy Corp.	671,814	73,281,471
Exelon Corp.	1,196,703	97,256,053
PPL Corp.	653,798	30,022,404
		200,559,928

	Shares	Value
Independent Power Producers & Energy Traders - 1.4%
Constellation Energy Group, Inc.	1,038,501	$ 91,668,483
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	906,200	36,420,178
Wisconsin Energy Corp.	313,596	13,795,088
		50,215,266
TOTAL UTILITIES		342,443,677
TOTAL COMMON STOCKS (Cost $6,405,527,134)		6,731,133,340
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 2.69% (b)	70,054,326	70,054,326
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	83,447,061	83,447,061
TOTAL MONEY MARKET FUNDS (Cost $153,501,387)		153,501,387
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $6,559,028,521)	6,884,634,727
NET OTHER ASSETS - (2.1)%	(144,012,325)
NET ASSETS - 100%	$ 6,740,622,402
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 439,728
Fidelity Securities Lending Cash Central Fund	171,359
Total	$ 611,087
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Compass Minerals International, Inc.	$ 16,984,537	$ 63,624,528	$ -	$ 461,837	$ 99,067,703
DSW, Inc. Class A	19,970,996	3,116,488	-	-	16,084,573
Total	$ 36,955,533	$ 66,741,016	$ -	$ 461,837	$ 115,152,276
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,884,634,727	$ 6,703,266,646	$ 181,368,081	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $6,574,056,426. Net unrealized appreciation aggregated $310,578,301, of which $776,911,406 related to appreciated investment securities and $466,333,105 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

March 31, 2008

1.799878.104

VIPHI-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.3%
	Principal Amount	Value
Convertible Bonds - 0.6%
Technology - 0.6%
Advanced Micro Devices, Inc. 6% 5/1/15	$ 3,030,000	$ 1,916,475
Lucent Technologies, Inc. 2.875% 6/15/25	2,407,000	1,849,274
Nortel Networks Corp. 1.75% 4/15/12 (d)	3,261,000	2,235,807
		6,001,556
Nonconvertible Bonds - 84.7%
Aerospace - 1.6%
Alliant Techsystems, Inc. 6.75% 4/1/16	2,315,000	2,251,338
Bombardier, Inc.:
7.45% 5/1/34 (d)	6,226,000	5,821,310
8% 11/15/14 (d)	2,595,000	2,672,850
L-3 Communications Corp.:
5.875% 1/15/15	445,000	427,200
6.375% 10/15/15	1,220,000	1,195,600
7.625% 6/15/12	4,705,000	4,810,863
		17,179,161
Air Transportation - 2.6%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	7,885,000	7,372,475
8.608% 10/1/12	535,000	513,600
AMR Corp. 9% 8/1/12	1,980,000	1,425,600
Continental Airlines, Inc.:
7.875% 7/2/18	1,069,795	909,326
9.558% 9/1/19	1,591,212	1,448,003
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	627,861	599,607
7.73% 9/15/12	303,607	282,354
8.388% 5/1/22	573,572	539,157
9.798% 4/1/21	7,981,839	7,862,112
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22 (d)	1,628,648	1,514,642
8.954% 8/10/14 (d)	1,266,230	1,171,263
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,175,000	1,057,500
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	3,041,813	2,555,123
		27,250,762

	Principal Amount	Value
Broadcasting - 0.3%
Nexstar Broadcasting, Inc. 7% 1/15/14	$ 835,000	$ 709,750
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (d)	4,830,000	2,946,300
		3,656,050
Cable TV - 3.1%
Cablevision Systems Corp. 8% 4/15/12	2,025,000	1,974,375
Charter Communications Holdings I LLC:
9.92% 4/1/14	7,090,000	3,403,200
11.125% 1/15/14	2,970,000	1,425,600
12.125% 1/15/15 (c)	2,915,000	1,457,500
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	5,075,000	3,552,500
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	4,875,000	4,485,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (d)	1,565,000	1,416,325
10.875% 9/15/14 (d)	2,265,000	2,236,688
CSC Holdings, Inc. 6.75% 4/15/12	2,165,000	2,089,225
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	1,070,000	1,000,450
EchoStar Communications Corp.:
6.375% 10/1/11	3,580,000	3,436,800
7% 10/1/13	2,540,000	2,409,952
Kabel Deutschland GmbH 10.625% 7/1/14	4,635,000	4,588,650
		33,476,265
Capital Goods - 2.0%
Leucadia National Corp.:
7% 8/15/13	850,000	837,250
7.125% 3/15/17	8,230,000	7,818,500
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,108,750
SPX Corp. 7.625% 12/15/14 (d)	3,660,000	3,792,675
Terex Corp. 8% 11/15/17	4,370,000	4,348,150
		20,905,325
Chemicals - 1.8%
Chemtura Corp. 6.875% 6/1/16	2,640,000	2,323,200
Equistar Chemicals LP 7.55% 2/15/26	1,750,000	1,120,000
Momentive Performance Materials, Inc. 9.75% 12/1/14	9,250,000	8,301,875
Nalco Co.:
7.75% 11/15/11	3,005,000	3,035,050
8.875% 11/15/13	260,000	265,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Nell AF Sarl 8.375% 8/15/15 (d)	$ 765,000	$ 550,800
NOVA Chemicals Corp.:
6.5% 1/15/12	2,005,000	1,864,650
7.8625% 11/15/13 (e)	2,425,000	2,030,938
		19,492,363
Consumer Products - 0.5%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	2,610,000	2,368,575
Jostens Holding Corp. 0% 12/1/13 (b)	3,050,000	2,851,750
		5,220,325
Containers - 0.7%
BWAY Corp. 10% 10/15/10	4,245,000	4,022,138
Greif, Inc. 6.75% 2/1/17	3,800,000	3,733,500
		7,755,638
Diversified Financial Services - 0.3%
Residential Capital Corp. 7.625% 11/21/08	1,500,000	1,035,000
Residential Capital LLC 3.49% 6/9/08 (e)	2,140,000	1,690,600
		2,725,600
Diversified Media - 1.5%
LBI Media Holdings, Inc. 0% 10/15/13 (b)	5,300,000	4,372,500
Liberty Media Corp. 8.25% 2/1/30	1,005,000	843,411
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	1,185,000	728,775
10% 8/1/14	2,270,000	2,235,950
Quebecor Media, Inc.:
7.75% 3/15/16	5,920,000	5,357,600
7.75% 3/15/16	2,880,000	2,606,400
		16,144,636
Electric Utilities - 7.8%
AES Corp.:
7.75% 3/1/14	3,685,000	3,721,850
7.75% 10/15/15	2,560,000	2,579,200
8% 10/15/17	2,560,000	2,582,400
8.875% 2/15/11	745,000	771,075
Aquila, Inc. 14.875% 7/1/12	2,825,000	3,474,750
Dynegy Holdings, Inc.:
8.375% 5/1/16	920,000	915,400
8.75% 2/15/12	2,205,000	2,265,638
Edison Mission Energy 7.2% 5/15/19	2,675,000	2,621,500
Energy Future Holdings:
10.875% 11/1/17 (d)	6,825,000	6,893,250
11.25% 11/1/17 pay-in-kind (d)	885,000	871,725
Intergen NV 9% 6/30/17 (d)	3,950,000	4,088,250

	Principal Amount	Value
Mirant Americas Generation LLC:
8.3% 5/1/11	$ 480,000	$ 494,400
8.5% 10/1/21	3,135,000	2,821,500
9.125% 5/1/31	1,270,000	1,143,000
NRG Energy, Inc.:
7.25% 2/1/14	2,475,000	2,431,688
7.375% 2/1/16	5,825,000	5,679,375
7.375% 1/15/17	5,535,000	5,313,600
NSG Holdings II, LLC 7.75% 12/15/25 (d)	7,850,000	7,614,500
Reliant Energy, Inc.:
7.625% 6/15/14	3,860,000	3,821,400
7.875% 6/15/17	3,800,000	3,800,000
Tenaska Alabama Partners LP 7% 6/30/21 (d)	2,056,601	1,933,205
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (d)	6,920,000	6,902,700
Series B, 10.25% 11/1/15 (d)	3,895,000	3,885,263
10.5% 11/1/16 pay-in-kind (d)	2,400,000	2,340,000
Utilicorp Canada Finance Corp. 7.75% 6/15/11	4,285,000	4,563,525
Utilicorp United, Inc. 9.95% 2/1/11 (e)	130,000	133,900
		83,663,094
Energy - 10.0%
Atlas Pipeline Partners LP 8.125% 12/15/15	4,080,000	4,120,800
Chaparral Energy, Inc.:
8.5% 12/1/15	4,800,000	4,176,000
8.875% 2/1/17	1,760,000	1,526,800
Chesapeake Energy Corp.:
6.5% 8/15/17	5,515,000	5,308,188
6.625% 1/15/16	2,045,000	2,004,100
6.875% 1/15/16	3,520,000	3,484,800
7.5% 6/15/14	2,095,000	2,147,375
7.75% 1/15/15	4,390,000	4,521,700
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	435,000	440,438
7.75% 5/15/17	835,000	847,525
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (d)	2,235,000	2,251,763
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	5,015,000	5,190,525
Energy Partners Ltd.:
9.3825% 4/15/13 (e)	2,870,000	2,296,000
9.75% 4/15/14	2,600,000	2,132,000
Forest Oil Corp.:
7.25% 6/15/19	4,990,000	5,089,800
7.75% 5/1/14	1,430,000	1,458,600
8% 12/15/11	1,440,000	1,504,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	$ 5,890,000	$ 5,507,150
9% 6/1/16 (d)	3,910,000	3,919,775
OPTI Canada, Inc.:
7.875% 12/15/14	525,000	513,188
8.25% 12/15/14	5,275,000	5,235,438
Pan American Energy LLC 7.75% 2/9/12 (d)	4,700,000	4,758,750
Parker Drilling Co. 9.625% 10/1/13	1,775,000	1,863,750
Petrohawk Energy Corp. 9.125% 7/15/13	5,910,000	6,057,750
Petroleum Development Corp. 12% 2/15/18 (d)	2,810,000	2,908,350
Pioneer Natural Resources Co. 6.65% 3/15/17	3,365,000	3,163,100
Plains Exploration & Production Co. 7% 3/15/17	4,230,000	4,060,800
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	885,000	876,150
7.375% 7/15/13	10,075,000	10,226,125
Seitel, Inc. 9.75% 2/15/14	4,330,000	3,648,025
Tesoro Corp. 6.5% 6/1/17	1,465,000	1,303,850
W&T Offshore, Inc. 8.25% 6/15/14 (d)	4,490,000	4,265,500
		106,808,915
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 8% 3/1/14	1,160,000	986,000
Environmental - 0.8%
Allied Waste North America, Inc.:
6.875% 6/1/17	4,655,000	4,526,988
7.125% 5/15/16	3,180,000	3,164,100
Browning-Ferris Industries, Inc. 7.4% 9/15/35	585,000	526,500
		8,217,588
Food and Drug Retail - 0.2%
Stater Brothers Holdings, Inc. 8.125% 6/15/12	675,000	669,938
SUPERVALU, Inc. 7.5% 11/15/14	1,120,000	1,108,800
		1,778,738
Food/Beverage/Tobacco - 1.5%
Constellation Brands, Inc.:
7.25% 9/1/16	410,000	398,725
7.25% 5/15/17	1,045,000	1,013,650
8.375% 12/15/14	575,000	592,250
Dean Foods Co.:
6.9% 10/15/17	2,940,000	2,506,350
7% 6/1/16	1,705,000	1,491,875

	Principal Amount	Value
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	$ 3,690,000	$ 3,496,275
Pierre Foods, Inc. 9.875% 7/15/12	3,195,000	1,661,400
Smithfield Foods, Inc. 7.75% 7/1/17	5,045,000	4,893,650
		16,054,175
Gaming - 7.7%
Chukchansi Economic Development Authority:
8% 11/15/13 (d)	3,210,000	2,889,000
8.2375% 11/15/12 (d)(e)	1,010,000	863,550
Harrah's Operating Co., Inc. 5.375% 12/15/13	880,000	578,600
Mandalay Resort Group 9.375% 2/15/10	4,655,000	4,765,556
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (d)	3,630,000	3,194,400
MGM Mirage, Inc.:
5.875% 2/27/14	1,320,000	1,141,800
6.625% 7/15/15	2,275,000	1,962,188
6.75% 9/1/12	9,015,000	8,327,606
6.75% 4/1/13	1,065,000	969,150
6.875% 4/1/16	6,155,000	5,339,463
7.625% 1/15/17	9,460,000	8,584,950
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	2,140,000	1,952,750
6.375% 7/15/09	950,000	941,688
7.125% 8/15/14	3,045,000	2,474,063
Park Place Entertainment Corp. 8.125% 5/15/11	3,135,000	2,609,888
Scientific Games Corp. 6.25% 12/15/12	3,275,000	3,029,375
Seminole Hard Rock Entertainment, Inc. 5.3% 3/15/14 (d)(e)	1,520,000	1,246,400
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	6,495,000	6,137,775
7.25% 5/1/12	6,020,000	5,688,900
Snoqualmie Entertainment Authority:
6.9363% 2/1/14 (d)(e)	3,315,000	2,701,725
9.125% 2/1/15 (d)	1,930,000	1,650,150
Station Casinos, Inc. 6.875% 3/1/16	2,230,000	1,315,700
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	2,100,000	1,155,000
9% 1/15/12	3,610,000	2,671,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	2,040,000	1,960,950
6.625% 12/1/14 (d)	8,455,000	8,116,800
		82,268,827
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - 7.0%
Bausch & Lomb, Inc. 9.875% 11/1/15 (d)	$ 550,000	$ 556,875
Community Health Systems, Inc. 8.875% 7/15/15	2,000,000	2,010,000
FMC Finance III SA 6.875% 7/15/17	5,015,000	5,027,538
HCA, Inc.:
6.5% 2/15/16	2,670,000	2,242,800
9.125% 11/15/14	4,755,000	4,873,875
9.25% 11/15/16	9,334,000	9,637,355
9.625% 11/15/16 pay-in-kind	5,135,000	5,301,888
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	2,815,000	2,772,775
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (d)	2,490,000	2,602,050
10.375% 10/15/17 pay-in-kind (d)	2,620,000	2,705,150
11.625% 10/15/17 (d)	1,675,000	1,658,250
Multiplan, Inc. 10.375% 4/15/16 (d)	1,895,000	1,724,450
Omega Healthcare Investors, Inc. 7% 4/1/14	9,970,000	9,571,200
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (d)	3,590,000	3,437,425
Rural/Metro Corp. 9.875% 3/15/15	460,000	400,200
Service Corp. International:
6.75% 4/1/15	3,165,000	3,101,700
7.5% 4/1/27	6,515,000	5,537,750
United Surgical Partners International, Inc.:
8.875% 5/1/17	1,540,000	1,436,050
9.25% 5/1/17 pay-in-kind	1,980,000	1,806,750
Ventas Realty LP:
6.5% 6/1/16	1,200,000	1,167,000
6.625% 10/15/14	1,820,000	1,788,150
Viant Holdings, Inc. 10.125% 7/15/17 (d)	3,679,000	2,979,990
VWR Funding, Inc. 10.25% 7/15/15	3,010,000	2,799,300
		75,138,521
Homebuilding/Real Estate - 1.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	6,145,000	5,576,588
8.125% 6/1/12	8,345,000	8,136,375
KB Home:
6.25% 6/15/15	1,030,000	912,838

	Principal Amount	Value
6.375% 8/15/11	$ 1,030,000	$ 968,200
7.75% 2/1/10	1,025,000	999,375
		16,593,376
Hotels - 0.9%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	3,875,000	4,030,000
Host Marriott LP 7.125% 11/1/13	5,390,000	5,255,250
		9,285,250
Insurance - 0.4%
USI Holdings Corp.:
6.94% 11/15/14 (d)(e)	4,305,000	3,056,550
9.75% 5/15/15 (d)	1,310,000	982,500
		4,039,050
Leisure - 1.9%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	3,080,000	2,679,600
yankee:
7% 6/15/13	2,580,000	2,412,615
7.25% 6/15/16	1,540,000	1,378,300
7.5% 10/15/27	1,980,000	1,683,000
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,772,000	1,603,660
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	5,125,000	5,278,750
Universal City Florida Holding Co. I/II:
7.9894% 5/1/10 (e)	4,340,000	4,220,650
8.375% 5/1/10	625,000	618,750
		19,875,325
Metals/Mining - 5.6%
Arch Western Finance LLC 6.75% 7/1/13	6,050,000	5,959,250
Compass Minerals International, Inc. 0% 6/1/13 (b)	8,615,000	8,873,450
Drummond Co., Inc. 7.375% 2/15/16 (d)	8,210,000	7,471,100
FMG Finance Property Ltd.:
7.0756% 9/1/11 (d)(e)	2,555,000	2,446,413
10% 9/1/13 (d)	4,010,000	4,250,600
10.625% 9/1/16 (d)	935,000	1,040,188
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	4,595,000	4,836,238
8.375% 4/1/17	2,340,000	2,480,400
8.3944% 4/1/15 (e)	755,000	743,675
Massey Energy Co.:
6.625% 11/15/10	350,000	348,250
6.875% 12/15/13	7,890,000	7,594,125
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (d)(e)	3,500,000	2,782,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Peabody Energy Corp.:
7.375% 11/1/16	$ 2,675,000	$ 2,755,250
7.875% 11/1/26	1,715,000	1,697,850
Vedanta Resources PLC 6.625% 2/22/10 (d)	6,335,000	6,113,275
		59,392,564
Paper - 1.8%
Georgia-Pacific Corp.:
7% 1/15/15 (d)	11,005,000	10,427,238
8.875% 5/15/31	2,325,000	2,069,250
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	2,855,000	2,455,300
Rock-Tenn Co. 9.25% 3/15/16 (d)	620,000	641,700
Stone Container Corp. 8.375% 7/1/12	545,000	493,225
Stone Container Finance Co. 7.375% 7/15/14	3,165,000	2,658,600
		18,745,313
Publishing/Printing - 0.8%
Scholastic Corp. 5% 4/15/13	2,755,000	2,327,975
The Reader's Digest Association, Inc. 9% 2/15/17 (d)	3,305,000	2,346,550
TL Acquisitions, Inc.:
0% 7/15/15 (b)(d)	1,590,000	1,120,950
10.5% 1/15/15 (d)	3,265,000	2,824,225
		8,619,700
Railroad - 0.1%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,415,000	1,429,150
Restaurants - 0.4%
Landry's Restaurants, Inc. 9.5% 12/15/14	4,550,000	4,436,250
Services - 3.1%
ARAMARK Corp.:
6.7394% 2/1/15 (e)	2,630,000	2,320,975
8.5% 2/1/15	3,640,000	3,640,000
Ashtead Capital, Inc. 9% 8/15/16 (d)	3,090,000	2,549,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.565% 5/15/14 (e)	310,000	243,350
7.625% 5/15/14	1,015,000	867,825
7.75% 5/15/16	2,960,000	2,408,315
FTI Consulting, Inc.:
7.625% 6/15/13	4,965,000	5,113,950
7.75% 10/1/16	535,000	553,725
Hertz Corp. 8.875% 1/1/14	1,300,000	1,235,000
Iron Mountain, Inc.:
6.625% 1/1/16	575,000	547,688
7.75% 1/15/15	800,000	804,000
8.25% 7/1/11	5,110,000	5,090,838

	Principal Amount	Value
8.625% 4/1/13	$ 5,270,000	$ 5,322,700
Penhall International Corp. 12% 8/1/14 (d)	610,000	488,000
Rural/Metro Corp. 0% 3/15/16 (b)	3,185,000	2,293,200
		33,478,816
Shipping - 4.0%
Britannia Bulk PLC 11% 12/1/11	3,395,000	3,462,900
Navios Maritime Holdings, Inc. 9.5% 12/15/14	4,795,000	4,699,100
Overseas Shipholding Group, Inc. 8.25% 3/15/13	445,000	449,450
Ship Finance International Ltd. 8.5% 12/15/13	22,075,000	22,406,102
Teekay Corp. 8.875% 7/15/11	10,618,000	11,201,990
		42,219,542
Steels - 1.8%
PNA Group, Inc. 10.75% 9/1/16	1,845,000	1,595,925
RathGibson, Inc. 11.25% 2/15/14	4,820,000	4,699,500
Steel Dynamics, Inc.:
6.75% 4/1/15	10,060,000	9,770,775
7.375% 11/1/12 (d)	2,945,000	2,970,769
		19,036,969
Super Retail - 0.7%
NBC Acquisition Corp. 11% 3/15/13	1,665,000	1,465,200
Nebraska Book Co., Inc. 8.625% 3/15/12	2,740,000	2,452,300
Toys 'R' US, Inc. 7.625% 8/1/11	4,685,000	3,806,563
		7,724,063
Technology - 4.5%
Avago Technologies Finance Ltd. 10.125% 12/1/13	1,125,000	1,192,500
Celestica, Inc. 7.875% 7/1/11	725,000	708,688
First Data Corp. 9.875% 9/24/15 (d)	3,455,000	2,859,013
Flextronics International Ltd.:
6.25% 11/15/14	3,110,000	2,876,750
6.5% 5/15/13	2,520,000	2,406,600
Freescale Semiconductor, Inc.:
6.675% 12/15/14 (e)	2,735,000	1,887,150
8.875% 12/15/14	3,165,000	2,476,613
9.125% 12/15/14 pay-in-kind	1,745,000	1,271,756
10.125% 12/15/16	2,570,000	1,734,750
IKON Office Solutions, Inc. 9.9263% 1/1/12 (d)(e)	2,430,000	2,332,800
Jabil Circuit, Inc. 8.25% 3/15/18 (d)	205,000	201,677
Lucent Technologies, Inc.:
6.45% 3/15/29	3,915,000	2,789,438
6.5% 1/15/28	5,915,000	4,214,438
Nortel Networks Corp.:
8.5075% 7/15/11 (e)	3,860,000	3,319,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Nortel Networks Corp.: - continued
10.125% 7/15/13	$ 1,825,000	$ 1,674,438
NXP BV:
7.0075% 10/15/13 (e)	2,560,000	2,099,200
7.875% 10/15/14	300,000	273,750
Seagate Technology HDD Holdings 6.8% 10/1/16	5,425,000	5,180,875
Unisys Corp. 6.875% 3/15/10	1,335,000	1,254,900
Xerox Capital Trust I 8% 2/1/27	7,840,000	7,722,400
		48,477,336
Telecommunications - 6.8%
Cincinnati Bell, Inc. 8.375% 1/15/14	3,595,000	3,334,363
Digicel Group Ltd.:
8.875% 1/15/15 (d)	4,570,000	3,804,525
9.125% 1/15/15 pay-in-kind (d)	1,847,000	1,519,158
9.25% 9/1/12 (d)	4,605,000	4,570,463
Intelsat Ltd.:
6.5% 11/1/13	8,880,000	5,772,000
7.625% 4/15/12	7,885,000	5,913,750
9.25% 6/15/16	5,055,000	5,105,550
11.25% 6/15/16	2,150,000	2,182,250
Level 3 Financing, Inc.:
6.7044% 2/15/15 (e)	4,580,000	3,137,300
8.75% 2/15/17	465,000	349,913
9.25% 11/1/14	2,555,000	2,075,938
Mobile Telesystems Finance SA 8% 1/28/12 (d)	6,558,000	6,689,160
Nextel Communications, Inc.:
6.875% 10/31/13	1,155,000	912,450
7.375% 8/1/15	2,210,000	1,701,700
Orascom Telecom Finance SCA 7.875% 2/8/14 (d)	6,100,000	5,703,500
PanAmSat Corp. 9% 8/15/14	475,000	479,750
Qwest Corp.:
6.05% 6/15/13 (e)	5,695,000	5,097,025
6.5% 6/1/17	2,165,000	1,926,850
7.625% 6/15/15	1,970,000	1,871,500
Rural Cellular Corp. 6.0756% 6/1/13 (e)	3,010,000	3,010,000
Sprint Capital Corp. 6.875% 11/15/28	990,000	737,550
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	1,705,000	1,722,050

	Principal Amount	Value
U.S. West Communications:
6.875% 9/15/33	$ 1,605,000	$ 1,284,000
7.5% 6/15/23	4,080,000	3,549,600
		72,450,345
Textiles & Apparel - 0.8%
Hanesbrands, Inc. 8.2038% 12/15/14 (d)(e)	3,205,000	2,852,450
Levi Strauss & Co.:
8.875% 4/1/16	2,595,000	2,471,738
9.75% 1/15/15	2,960,000	2,930,400
		8,254,588
TOTAL NONCONVERTIBLE BONDS		902,779,620
TOTAL CORPORATE BONDS (Cost $968,933,366)		908,781,176
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0935% 4/25/21 (d)(e) (Cost $107,218)	145,620	131,058
Common Stocks - 0.0%
	Shares
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (f) (Cost $1,974,627)	48,889	308,001
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.6%
Electric Utilities - 0.1%
AES Trust III 6.75%	23,200	1,082,280
Energy - 0.5%
El Paso Corp. 4.99%	3,849	5,260,641
TOTAL CONVERTIBLE PREFERRED STOCKS		6,342,921
Nonconvertible Preferred Stocks - 0.5%
Telecommunications - 0.5%
Rural Cellular Corp. 12.25% pay-in-kind	3,862	4,827,500
TOTAL PREFERRED STOCKS (Cost $10,825,253)		11,170,421
Floating Rate Loans - 5.9%
	Principal Amount	Value
Cable TV - 0.9%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.26% 3/6/14 (e)	$ 2,937,638	$ 2,482,304
CSC Holdings, Inc. Tranche B, term loan 4.75% 3/31/13 (e)	4,851,000	4,547,813
Insight Midwest Holdings LLC Tranche B, term loan 6.73% 4/6/14 (e)	3,260,250	2,966,828
		9,996,945
Capital Goods - 0.3%
Dresser, Inc.:
Tranche 2LN, term loan 8.82% 5/4/15 pay-in-kind (e)	3,250,000	2,941,250
Tranche B 1LN, term loan 5.5565% 5/4/14 (e)	422,310	394,859
		3,336,109
Electric Utilities - 0.6%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.5963% 3/30/12 (e)	659,006	560,155
term loan 5.6963% 3/30/14 (e)	4,859,821	4,130,847
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.5827% 10/10/14 (e)	1,860,326	1,690,571
		6,381,573
Energy - 1.1%
SandRidge Energy, Inc. term loan:
8.3538% 4/1/14 (e)	5,320,000	4,921,000
8.625% 4/1/15 (e)	6,925,000	6,838,438
		11,759,438
Entertainment/Film - 0.3%
Zuffa LLC term loan 4.625% 6/19/15 (e)	4,615,672	2,677,090
Gaming - 0.2%
Fantasy Springs Resort Casino term loan 9.44% 8/6/12 (e)	2,960,000	2,604,800
Healthcare - 0.6%
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (e)	4,843,507	4,456,027
Tranche DD, term loan 7/25/14 (e)(g)	247,796	227,972
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 5.47% 3/31/12 (e)	640,000	595,200
PTS Acquisition Corp. term loan 4.95% 4/10/14 (e)	1,895,226	1,563,562
		6,842,761
Paper - 0.5%
Georgia-Pacific Corp. Tranche B1, term loan 4.7518% 12/23/12 (e)	5,622,728	5,215,081

	Principal Amount	Value
Services - 0.2%
Penhall International Corp. term loan 12.6425% 4/1/12 pay-in-kind (e)	$ 2,211,885	$ 1,725,270
Technology - 0.5%
Kronos, Inc.:
Tranche 1LN, term loan 4.9463% 6/11/14 (e)	3,486,084	2,788,867
Tranche 2LN, term loan 8.4463% 6/11/15 (e)	3,190,000	2,233,000
		5,021,867
Telecommunications - 0.4%
Digicel International Finance Ltd. term loan 5.25% 3/30/12 (e)	2,150,000	1,913,500
PanAmSat Corp. term loan 9.25% 8/15/14	2,905,000	2,617,144
		4,530,644
Textiles & Apparel - 0.3%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.8908% 9/5/13 (e)	1,055,000	1,015,438
Levi Strauss & Co. term loan 5.33% 4/4/14 (e)	2,310,000	1,836,450
		2,851,888
TOTAL FLOATING RATE LOANS (Cost $71,379,598)		62,943,466
Money Market Funds - 6.2%
	Shares
Fidelity Cash Central Fund, 2.69% (a) (Cost $66,201,808)	66,201,808	66,201,808
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.44%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $5,710,000)	$ 5,710,229	5,710,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,125,131,870)	1,055,245,930
NET OTHER ASSETS - 1.0%	10,928,699
NET ASSETS - 100%	$ 1,066,174,629
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $210,221,193 or 19.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $308,001 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627

(g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $247,796 and $227,972, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,710,000 due 4/01/08 at 1.44%
Banc of America Securities LLC	$ 1,028,718
Barclays Capital, Inc.	1,885,516
Lehman Brothers, Inc.	2,795,766
$ 5,710,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 591,645
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,055,245,930	$ 66,201,808	$ 988,736,121	$ 308,001
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 293,334
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	14,667
Cost of Purchases	0
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 308,001

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,123,119,541. Net unrealized depreciation aggregated $67,873,611, of which $6,504,943 related to appreciated investment securities and $74,378,554 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

March 31, 2008

1.799852.104

VIPOVRS-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR (d)	430,600	$ 6,682,912
Australia - 5.3%
AMP Ltd.	859,100	6,164,294
Australian Wealth Management Ltd.	2,494,900	3,853,983
Babcock & Brown Wind Partners	4,714,700	6,636,586
BHP Billiton Ltd.	900,617	29,652,815
Commonwealth Bank of Australia	367,933	14,061,086
Computershare Ltd.	1,203,606	9,626,366
CSL Ltd.	1,764,917	59,544,038
Energy Resources of Australia Ltd.	270,330	4,867,774
Gunns Ltd.	1,497,600	4,284,598
HFA Holdings Ltd.	1,251,777	1,121,303
Lion Nathan Ltd.	1,266,655	10,130,627
National Australia Bank Ltd.	229,182	6,315,937
Rio Tinto Ltd.	79,200	8,868,113
Seek Ltd.	593,800	2,871,216
TOTAL AUSTRALIA		167,998,736
Austria - 0.4%
Strabag SE	219,800	14,021,311
Belgium - 0.4%
Fortis	226,300	5,701,505
Hamon & Compagnie International SA (a)	73,974	3,479,906
KBC Groupe SA	26,700	3,462,088
TOTAL BELGIUM		12,643,499
Bermuda - 0.4%
Aquarius Platinum Ltd. (United Kingdom)	451,300	6,675,893
Clear Media Ltd. (a)	249,000	208,598
Covidien Ltd.	108,500	4,801,125
TOTAL BERMUDA		11,685,616
Brazil - 1.1%
Banco do Brasil SA	324,800	4,279,334
Bolsa de Mercadorias & Futuros - BM&F SA	408,800	3,683,114
Gafisa SA ADR (d)	107,100	3,572,856
MRV Engenharia e Participacoes SA	601,500	10,694,552
Uniao de Bancos Brasileiros SA (Unibanco) GDR	43,600	5,085,504
Vivo Participacoes SA (PN) sponsored ADR	1,092,500	6,511,300
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	96,100	2,739,811
TOTAL BRAZIL		36,566,471
British Virgin Islands - 0.1%
Indochina Capital Vietnam Holdings Ltd.	271,800	2,113,245
Canada - 0.1%
TimberWest Forest Corp.	175,300	2,168,625

	Shares	Value
China - 0.2%
Global Bio-Chem Technology Group Co. Ltd.	3,238,000	$ 1,243,976
Home Inns & Hotels Management, Inc. ADR (a)	282,300	5,558,487
TOTAL CHINA		6,802,463
Denmark - 1.3%
Novo Nordisk AS Series B	187,200	12,800,068
Novozymes AS Series B	105,600	9,880,754
Vestas Wind Systems AS (a)	176,200	19,246,843
TOTAL DENMARK		41,927,665
Finland - 1.3%
Fortum Oyj (d)	216,800	8,833,227
Neste Oil Oyj	233,400	8,157,378
Nokia Corp. sponsored ADR	779,200	24,801,936
TOTAL FINLAND		41,792,541
France - 14.4%
Alstom SA	545,100	118,163,147
AXA SA	247,415	8,934,156
BNP Paribas SA	210,902	21,270,891
Bouygues SA	181,900	11,554,809
Carrefour SA	290,500	22,410,966
CNP Assurances	72,800	8,973,116
Compagnie Generale de Geophysique SA (a)	11,400	2,837,616
France Telecom SA	169,361	5,687,142
Groupe Danone	187,200	16,737,908
Ingenico SA	319,400	10,487,461
L'Air Liquide SA	165,980	25,302,888
L'Oreal SA	126,795	16,100,757
Remy Cointreau SA	99,500	6,691,212
Sanofi-Aventis sponsored ADR	179,800	6,749,692
Societe Generale Series A	56,210	5,503,227
Sodexho Alliance SA	185,500	11,402,812
Suez SA (France)	450,700	29,576,016
Total SA:
Series B	340,200	25,178,202
sponsored ADR	245,600	18,176,856
Unibail-Rodamco	56,900	14,600,621
Veolia Environnement	836,775	58,332,402
Vivendi	405,338	15,836,697
TOTAL FRANCE		460,508,594
Germany - 9.6%
Allianz AG (Reg.)	85,500	16,809,300
Bayer AG	256,100	20,521,225
Beiersdorf AG	310,600	26,128,788
Commerzbank AG	380,000	11,877,386
Daimler AG (Reg.)	107,000	9,153,850
Deutsche Bank AG	70,200	7,936,110
Deutsche Boerse AG	157,500	25,367,668
Deutsche Postbank AG	104,200	9,946,718
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Telekom AG:
(Reg.)	45,900	$ 761,022
sponsored ADR	148,200	2,457,156
E.ON AG	343,144	63,518,231
ESCADA AG (a)(d)	241,821	6,634,617
Fresenius AG	132,100	11,239,932
GFK AG (d)	111,269	4,400,014
Henkel KGaA	282,177	11,973,551
K&S AG	17,000	5,563,413
MLP AG (d)	1,114,100	15,863,639
Q-Cells AG (a)(d)	90,100	8,940,695
RWE AG	139,700	17,170,498
SAP AG sponsored ADR (d)	241,900	11,990,983
Siemens AG:
(Reg.)	19,900	2,167,906
sponsored ADR	62,800	6,841,432
Vossloh AG	73,300	10,339,969
TOTAL GERMANY		307,604,103
Greece - 0.5%
Public Power Corp. of Greece	383,300	16,760,643
Hong Kong - 1.6%
China Unicom Ltd.	10,572,000	22,486,644
China Unicom Ltd. sponsored ADR	995,300	21,170,031
Dynasty Fine Wines Group Ltd.	7,224,000	1,568,659
Esprit Holdings Ltd.	509,100	6,109,619
TOTAL HONG KONG		51,334,953
Ireland - 0.2%
Irish Life & Permanent PLC	330,500	6,458,984
Israel - 0.3%
Israel Chemicals Ltd.	224,500	3,141,598
Teva Pharmaceutical Industries Ltd. sponsored ADR	108,900	5,030,091
TOTAL ISRAEL		8,171,689
Italy - 4.2%
A2A SpA	1,154,100	4,241,295
Alleanza Assicurazioni SpA	1,108,600	14,481,548
Assicurazioni Generali SpA	376,200	16,913,398
Edison SpA	2,559,300	6,710,624
ENI SpA	464,586	15,821,476
Finmeccanica SpA	779,900	26,518,974
Intesa Sanpaolo SpA	1,556,700	10,972,321
Lottomatica SpA (d)	155,800	4,848,331
Mariella Burani Fashion Group SpA	105,600	2,912,252
Saipem SpA	259,200	10,478,924
UniCredit SpA	2,840,000	18,995,420
TOTAL ITALY		132,894,563

	Shares	Value
Japan - 9.6%
Canon, Inc.	209,300	$ 9,705,241
Daiwa Securities Group, Inc.	1,038,000	9,064,664
Honda Motor Co. Ltd.	97,400	2,806,094
Ibiden Co. Ltd.	180,500	7,158,600
Japan Steel Works Ltd. (d)	783,000	13,477,921
Japan Tobacco, Inc.	2,877	14,391,458
KDDI Corp.	536	3,296,703
Matsui Securities Co. Ltd. (d)	659,000	3,750,061
Mitsubishi Corp.	254,100	7,774,061
Mitsubishi Electric Corp.	507,000	4,427,285
Mitsubishi Estate Co. Ltd.	344,000	8,430,611
Mitsubishi UFJ Financial Group, Inc.	1,725,000	15,007,501
Mitsui & Co. Ltd.	384,000	7,879,522
Mitsui Fudosan Co. Ltd.	164,000	3,298,989
Nafco Co. Ltd.	147,900	2,082,056
NGK Insulators Ltd.	585,000	10,464,057
Nidec Corp.	86,400	5,331,286
Nippon Steel Corp.	1,308,000	6,687,224
Nomura Holdings, Inc.	1,217,700	18,302,032
Nomura Holdings, Inc. sponsored ADR	209,500	3,148,785
NSK Ltd.	1,575,000	11,985,086
NTT DoCoMo, Inc.	4,310	6,572,750
Point, Inc.	125,450	5,948,423
Sony Corp.	98,600	3,950,902
Sony Corp. sponsored ADR	138,100	5,533,667
Sumitomo Metal Industries Ltd.	1,829,000	7,007,097
Sumitomo Mitsui Financial Group, Inc.	6,509	43,235,919
Sumitomo Trust & Banking Co. Ltd.	1,251,000	8,669,367
T&D Holdings, Inc.	268,350	14,230,733
Tokai Carbon Co. Ltd.	132,000	1,353,726
Tokyo Electric Power Co.	115,000	3,093,306
Toyo Tanso Co. Ltd.	29,800	2,801,558
Toyota Motor Corp.	555,900	28,042,377
USS Co. Ltd.	128,860	8,978,311
TOTAL JAPAN		307,887,373
Korea (South) - 0.4%
Doosan Heavy Industries & Construction Co. Ltd.	84,920	11,360,965
Luxembourg - 1.1%
ArcelorMittal SA:
(France)	147,900	12,115,015
(NY Reg.) Class A	60,100	4,916,180
Evraz Group SA GDR	54,900	4,737,870
SES SA (A Shares) FDR unit	562,747	11,992,758
TOTAL LUXEMBOURG		33,761,823
Malaysia - 0.4%
Gamuda Bhd	12,433,700	12,828,266
Mexico - 0.1%
America Movil SAB de CV Series L sponsored ADR	67,600	4,305,444
Common Stocks - continued
	Shares	Value
Netherlands - 2.3%
ING Groep NV (Certificaten Van Aandelen)	125,724	$ 4,698,306
Koninklijke KPN NV	919,900	15,538,049
Koninklijke Philips Electronics NV (NY Shares) (d)	722,300	27,692,982
Unilever NV (NY Shares)	741,900	25,024,287
TOTAL NETHERLANDS		72,953,624
Norway - 1.4%
Acta Holding ASA (d)	787,000	2,627,042
Lighthouse Caledonia ASA	60,299	49,610
Marine Harvest ASA (a)	7,094,000	4,150,982
Orkla ASA (A Shares)	1,043,500	13,215,864
Petroleum Geo-Services ASA	604,900	14,965,716
StatoilHydro ASA	320,900	9,615,406
TOTAL NORWAY		44,624,620
Panama - 0.2%
McDermott International, Inc. (a)	94,400	5,175,008
Portugal - 0.3%
Energias de Portugal SA	1,342,900	8,140,423
South Africa - 0.5%
Exxaro Resources Ltd.	260,200	3,540,409
Gold Fields Ltd. sponsored ADR	306,200	4,234,746
Impala Platinum Holdings Ltd.	195,400	7,541,239
TOTAL SOUTH AFRICA		15,316,394
Spain - 2.1%
Banco Santander SA	861,600	17,180,304
Telefonica SA	1,417,480	40,875,398
Telefonica SA sponsored ADR	111,200	9,619,912
TOTAL SPAIN		67,675,614
Sweden - 1.8%
Scania AB (B Shares)	542,400	11,386,712
Skandinaviska Enskilda Banken AB (A Shares)	354,600	9,279,130
Svenska Cellulosa AB (SCA) (B Shares)	634,900	11,565,685
Swedish Match Co.	1,097,400	23,915,135
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	153,200	3,010,380
TOTAL SWEDEN		59,157,042
Switzerland - 6.3%
Compagnie Financiere Richemont unit	284,161	15,936,936
Credit Suisse Group (Reg.)	61,589	3,133,648
EFG International	148,600	5,087,248
Julius Baer Holding AG	114,046	8,405,747
Nestle SA (Reg.) (d)	69,645	34,799,709
Novartis AG sponsored ADR	249,300	12,771,639
Roche Holding AG (participation certificate)	241,714	45,487,939
SGS Societe Generale de Surveillance Holding SA (Reg.)	22,193	31,910,189

	Shares	Value
Sonova Holding AG	92,538	$ 8,488,357
Swisscom AG (Reg.)	30,718	10,523,888
Syngenta AG:
sponsored ADR	98,500	5,763,235
(Switzerland)	11,610	3,396,506
UBS AG:
(NY Shares)	116,800	3,363,840
(Reg.)	194,224	5,593,651
Zurich Financial Services AG (Reg.)	18,066	5,689,112
TOTAL SWITZERLAND		200,351,644
Thailand - 0.3%
Bangkok Bank Ltd. PCL (For. Reg.)	734,100	3,252,786
Krung Thai Bank Public Co. Ltd.	7,727,000	2,487,813
Siam Commercial Bank PCL (For. Reg.)	1,232,000	3,554,224
TOTAL THAILAND		9,294,823
United Kingdom - 25.9%
Anglo American PLC:
ADR	354,534	10,554,477
(United Kingdom)	317,408	19,070,854
AstraZeneca PLC sponsored ADR	209,000	7,939,910
Barclays PLC	469,900	4,252,595
BG Group PLC	1,733,700	40,145,900
BHP Billiton PLC	797,195	23,648,421
BP PLC	4,282,606	43,290,009
BP PLC sponsored ADR	24,700	1,498,055
British American Tobacco PLC	402,800	15,258,064
BT Group PLC	273,600	1,179,216
BT Group PLC sponsored ADR	108,500	4,676,350
Cadbury Schweppes PLC sponsored ADR	139,700	6,177,534
Centrica plc	2,597,000	15,369,113
Climate Exchange PLC (a)	110,500	4,058,496
Diageo PLC	1,382,900	28,114,357
GlaxoSmithKline PLC	1,408,200	29,874,963
Gottex Fund Management Holdings Ltd.	73,770	3,112,282
Hammerson PLC	144,800	3,200,738
HBOS PLC	441,600	4,906,971
HSBC Holdings PLC:
(Hong Kong) (Reg.)	382,000	6,287,720
(United Kingdom) (Reg.)	1,150,426	18,936,012
sponsored ADR (d)	276,700	22,772,410
Icap PLC	952,200	10,750,702
Imperial Tobacco Group PLC sponsored ADR	11,400	1,049,598
Informa PLC	571,800	3,554,116
InterContinental Hotel Group PLC	357,069	5,384,708
International Power PLC	2,979,200	23,527,681
Intertek Group PLC	413,400	8,465,382
Jardine Lloyd Thompson Group PLC	2,703,273	19,860,097
Lloyds TSB Group PLC	757,300	6,777,053
Man Group PLC	6,039,625	66,451,979
Misys PLC	759,700	2,087,797
NDS Group PLC sponsored ADR (a)	63,200	3,088,584
Common Stocks - continued
	Shares	Value
United Kingdom - continued
New Star Asset Management Group PLC	770,200	$ 1,757,510
Prudential PLC	1,867,700	24,663,322
QinetiQ Group PLC	1,705,000	6,529,472
Reed Elsevier PLC	2,609,114	33,185,432
Rio Tinto PLC:
(Reg.)	120,306	12,386,706
sponsored ADR	21,500	8,854,560
Royal Bank of Scotland Group PLC	1,594,500	10,670,208
Royal Dutch Shell PLC:
ADR Class A	482,600	33,289,748
Class A (United Kingdom)	780,500	26,901,043
Class B	153,800	5,181,522
Scottish & Southern Energy PLC	553,200	15,411,527
Shanks Group PLC	2,572,200	13,270,109
Shire PLC	608,100	11,748,492
Signet Group PLC	6,748,200	8,268,397
Smith & Nephew PLC sponsored ADR	75,000	4,949,250
SSL International PLC	472,100	4,248,227
Standard Chartered PLC (United Kingdom)	198,100	6,768,836
Taylor Nelson Sofres PLC	5,050,400	15,858,638
Tesco PLC	4,970,900	37,382,697
Vodafone Group PLC	15,586,462	45,995,650
Vodafone Group PLC sponsored ADR	255,800	7,548,658
William Morrison Supermarkets PLC	3,291,100	17,909,527
Xstrata PLC	140,400	9,825,824
TOTAL UNITED KINGDOM		827,927,499
United States of America - 2.3%
Becton, Dickinson & Co.	54,700	4,695,995
Calgon Carbon Corp. (a)(d)	1,353,417	20,368,926
Estee Lauder Companies, Inc. Class A	681,400	31,242,190
Fuel Tech, Inc. (a)	271,800	5,571,900
Hypercom Corp. (a)	171,800	745,612
Sunpower Corp. Class A (a)(d)	90,300	6,728,253
Visa, Inc.	81,200	5,063,632
TOTAL UNITED STATES OF AMERICA		74,416,508
TOTAL COMMON STOCKS (Cost $2,701,362,742)		3,083,313,683
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
Germany - 0.3%
Porsche Automobil Holding SE (Cost $6,047,228)	55,550	$ 10,152,891
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 2.69% (b)	99,879,245	99,879,245
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	116,642,704	116,642,704
TOTAL MONEY MARKET FUNDS (Cost $216,521,949)		216,521,949
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $2,923,931,919)	3,309,988,523
NET OTHER ASSETS - (3.7)%	(118,556,374)
NET ASSETS - 100%	$ 3,191,432,149
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,121,310
Fidelity Securities Lending Cash Central Fund	540,052
Total	$ 1,661,362
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,309,988,523	$ 2,568,811,860	$ 741,176,663	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,928,547,780. Net unrealized appreciation aggregated $381,440,743, of which $608,694,727 related to appreciated investment securities and $227,253,984 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

March 31, 2008

1.799871.104

VIPVAL-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 0.6%
ArvinMeritor, Inc.	9,777	$ 122,310
Gentex Corp.	13,740	235,641
Johnson Controls, Inc.	400	13,520
The Goodyear Tire & Rubber Co. (a)	13,600	350,880
		722,351
Automobiles - 1.2%
Ford Motor Co. (a)	82,200	470,184
Nissan Motor Co. Ltd.	18,300	152,622
Renault SA	5,300	586,497
Winnebago Industries, Inc.	11,453	193,556
		1,402,859
Diversified Consumer Services - 0.7%
H&R Block, Inc.	32,100	666,396
Regis Corp.	2,600	71,474
Service Corp. International	8,400	85,176
		823,046
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc.	23,300	432,215
Carnival Corp. unit	19,100	773,168
IHOP Corp.	1,000	47,900
Pinnacle Entertainment, Inc. (a)	2,800	35,840
Royal Caribbean Cruises Ltd.	30,600	1,006,740
Starwood Hotels & Resorts Worldwide, Inc.	600	31,050
Vail Resorts, Inc. (a)	700	33,803
		2,360,716
Household Durables - 4.4%
Black & Decker Corp.	14,485	957,459
Centex Corp.	22,000	532,620
Ethan Allen Interiors, Inc.	17,243	490,218
Jarden Corp. (a)	7,740	168,268
KB Home	4,700	116,231
La-Z-Boy, Inc.	10,200	85,068
Leggett & Platt, Inc.	33,600	512,400
Newell Rubbermaid, Inc.	7,400	169,238
Sealy Corp., Inc.	22,456	170,666
Tempur-Pedic International, Inc.	6,400	70,400
The Stanley Works	21,000	1,000,020
Whirlpool Corp.	9,900	859,122
		5,131,710
Leisure Equipment & Products - 2.1%
Brunswick Corp.	34,292	547,643
Eastman Kodak Co.	63,900	1,129,113
Mattel, Inc.	11,800	234,820
Polaris Industries, Inc.	13,300	545,433
		2,457,009
Media - 2.7%
Cinemark Holdings, Inc.	28,856	369,068

	Shares	Value
E.W. Scripps Co. Class A	25,006	$ 1,050,502
Gannett Co., Inc.	15,400	447,370
Grupo Televisa SA de CV (CPO) sponsored ADR	4,600	111,504
Live Nation, Inc. (a)	10,500	127,365
Omnicom Group, Inc.	9,500	419,710
R.H. Donnelley Corp. (a)	17,400	88,044
Regal Entertainment Group Class A	24,764	477,698
Valassis Communications, Inc. (a)	5,342	57,961
		3,149,222
Multiline Retail - 0.8%
Family Dollar Stores, Inc.	26,000	507,000
Sears Holdings Corp. (a)(d)	3,459	353,129
		860,129
Specialty Retail - 4.2%
Advance Auto Parts, Inc.	4,600	156,630
AnnTaylor Stores Corp. (a)	16,977	410,504
Asbury Automotive Group, Inc.	12,714	174,945
AutoZone, Inc. (a)	5,000	569,150
Chico's FAS, Inc. (a)	12,000	85,320
Foot Locker, Inc.	10,300	121,231
Group 1 Automotive, Inc.	10,432	244,943
OfficeMax, Inc.	29,774	569,874
PetSmart, Inc.	36,053	736,923
Pier 1 Imports, Inc. (a)	8,500	53,380
Select Comfort Corp. (a)	11,566	41,638
Sherwin-Williams Co.	2,000	102,080
Staples, Inc.	22,843	505,059
Talbots, Inc.	900	9,702
The Children's Place Retail Stores, Inc. (a)	2,500	61,400
The Men's Wearhouse, Inc.	5,200	121,004
Williams-Sonoma, Inc. (d)	36,800	892,032
		4,855,815
Textiles, Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	36,736	666,758
TOTAL CONSUMER DISCRETIONARY		22,429,615
CONSUMER STAPLES - 4.6%
Beverages - 0.3%
Carlsberg AS Series A	500	63,613
Cott Corp. (a)	22,900	81,419
SABMiller plc	11,600	254,111
		399,143
Food & Staples Retailing - 1.8%
Rite Aid Corp. (a)	123,800	363,972
SUPERVALU, Inc.	16,700	500,666
Sysco Corp.	37,300	1,082,446
Winn-Dixie Stores, Inc. (a)	8,187	147,039
		2,094,123
Food Products - 0.9%
Cermaq ASA	8,000	101,320
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Chiquita Brands International, Inc. (a)	800	$ 18,488
Corn Products International, Inc.	200	7,428
Leroy Seafood Group ASA	7,200	160,462
Marine Harvest ASA (a)	365,000	213,576
Tyson Foods, Inc. Class A	35,100	559,845
		1,061,119
Household Products - 0.2%
Energizer Holdings, Inc. (a)	2,700	244,296
Personal Products - 1.4%
Avon Products, Inc.	40,200	1,589,506
TOTAL CONSUMER STAPLES		5,388,187
ENERGY - 11.0%
Energy Equipment & Services - 4.0%
BJ Services Co.	12,500	356,375
Cameron International Corp. (a)	10,000	416,400
Compagnie Generale de Geophysique SA (a)	400	99,565
FMC Technologies, Inc. (a)	7,525	428,097
Nabors Industries Ltd. (a)	7,100	239,767
National Oilwell Varco, Inc. (a)	13,528	789,765
Noble Corp.	5,300	263,251
Patterson-UTI Energy, Inc.	6,100	159,698
Smith International, Inc.	9,800	629,454
Transocean, Inc. (a)	3,924	530,525
Weatherford International Ltd. (a)	9,900	717,453
		4,630,350
Oil, Gas & Consumable Fuels - 7.0%
Arch Coal, Inc.	15,300	665,550
Boardwalk Pipeline Partners, LP	11,142	274,205
Cabot Oil & Gas Corp.	14,800	752,432
Canadian Natural Resources Ltd.	5,000	342,246
Cheniere Energy Partners LP	2,300	34,316
CONSOL Energy, Inc.	6,800	470,492
Copano Energy LLC	4,994	170,745
El Paso Pipeline Partners LP	8,200	185,812
Energy Transfer Equity LP	7,220	225,553
EOG Resources, Inc.	5,800	696,000
EXCO Resources, Inc. (a)	14,500	268,250
Foundation Coal Holdings, Inc.	16,500	830,445
Hess Corp.	7,050	621,669
NuStar Energy LP	2,700	130,788
Peabody Energy Corp.	7,100	362,100
Petrohawk Energy Corp. (a)	3,200	64,544
Plains Exploration & Production Co. (a)	2,400	127,536
Southwestern Energy Co. (a)	3,400	114,546
Suncor Energy, Inc.	6,000	579,836

	Shares	Value
Ultra Petroleum Corp. (a)	6,100	$ 472,750
Valero Energy Corp.	15,300	751,383
		8,141,198
TOTAL ENERGY		12,771,548
FINANCIALS - 17.2%
Capital Markets - 2.1%
Ares Capital Corp.	22,296	280,261
Ares Capital Corp. rights 4/21/08 (a)	6,132	3,434
Bank of New York Mellon Corp.	3,590	149,811
Cohen & Steers, Inc.	2,803	74,251
Fortress Investment Group LLC	1,000	12,280
Greenhill & Co., Inc.	400	27,824
Janus Capital Group, Inc.	7,300	169,871
Legg Mason, Inc.	10,830	606,263
Lehman Brothers Holdings, Inc.	16,200	609,768
T. Rowe Price Group, Inc.	5,459	272,950
TD Ameritrade Holding Corp. (a)	14,900	245,999
		2,452,712
Commercial Banks - 2.6%
Associated Banc-Corp.	8,151	217,061
Boston Private Financial Holdings, Inc.	8,663	91,741
Colonial Bancgroup, Inc.	11,018	106,103
PNC Financial Services Group, Inc.	3,800	249,166
Sterling Financial Corp., Washington	3,115	48,625
Susquehanna Bancshares, Inc., Pennsylvania	6,300	128,331
U.S. Bancorp, Delaware	19,800	640,728
UCBH Holdings, Inc.	20,349	157,908
UnionBanCal Corp.	9,300	456,444
Wachovia Corp.	11,500	310,500
Zions Bancorp	13,104	596,887
		3,003,494
Consumer Finance - 1.0%
Capital One Financial Corp.	15,700	772,754
Cash America International, Inc.	4,484	163,218
Discover Financial Services	11,986	196,211
		1,132,183
Diversified Financial Services - 1.5%
Bank of America Corp.	15,620	592,154
Bolsa de Mercadorias & Futuros - BM&F SA	2,900	26,128
Deutsche Boerse AG	500	80,532
JPMorgan Chase & Co.	20,686	888,464
KKR Financial Holdings LLC	7,020	88,873
Maiden Holdings Ltd. (e)	4,900	39,200
		1,715,351
Insurance - 2.2%
AMBAC Financial Group, Inc.	15,400	88,550
American International Group, Inc.	12,800	553,600
LandAmerica Financial Group, Inc.	300	11,841
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	27,700	$ 674,495
MBIA, Inc.	12,200	149,084
National Financial Partners Corp.	7,100	159,537
Principal Financial Group, Inc.	10,884	606,456
Willis Group Holdings Ltd.	10,400	349,544
		2,593,107
Real Estate Investment Trusts - 4.7%
Alexandria Real Estate Equities, Inc.	3,300	305,976
Annaly Capital Management, Inc.	4,200	64,344
British Land Co. PLC	3,326	60,551
Chimera Investment Corp.	4,200	51,660
Developers Diversified Realty Corp.	9,582	401,294
Digital Realty Trust, Inc.	9,508	337,534
General Growth Properties, Inc.	19,323	737,559
HCP, Inc.	15,600	527,436
Highwoods Properties, Inc. (SBI)	10,070	312,875
Kimco Realty Corp.	9,700	379,949
Public Storage	8,200	726,684
Simon Property Group, Inc.	3,800	353,058
SL Green Realty Corp.	2,800	228,116
UDR, Inc.	17,154	420,616
Vornado Realty Trust	6,900	594,849
		5,502,501
Real Estate Management & Development - 1.0%
Brookfield Properties Corp.	16,900	326,339
CB Richard Ellis Group, Inc. Class A (a)	34,422	744,892
The St. Joe Co.	1,600	68,688
		1,139,919
Thrifts & Mortgage Finance - 2.1%
Fannie Mae	20,500	539,560
Freddie Mac	19,100	483,612
Hudson City Bancorp, Inc.	32,400	572,832
MGIC Investment Corp.	3,900	41,067
New York Community Bancorp, Inc.	29,800	542,956
People's United Financial, Inc.	3,900	67,509
Washington Federal, Inc.	9,941	227,052
		2,474,588
TOTAL FINANCIALS		20,013,855
HEALTH CARE - 5.4%
Biotechnology - 0.6%
Amgen, Inc. (a)	4,429	185,044
Cephalon, Inc. (a)	6,600	425,040
Cubist Pharmaceuticals, Inc. (a)	6,045	111,349
Molecular Insight Pharmaceuticals, Inc.	1,100	7,436
		728,869
Health Care Equipment & Supplies - 0.7%
American Medical Systems Holdings, Inc. (a)	6,100	86,559

	Shares	Value
Boston Scientific Corp. (a)	9,900	$ 127,413
Covidien Ltd.	7,073	312,980
Hillenbrand Industries, Inc.	6,502	310,796
		837,748
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc.	9,941	237,590
Community Health Systems, Inc. (a)	22,700	762,039
Emeritus Corp. (a)	3,010	62,789
Health Net, Inc. (a)	4,220	129,976
HealthSouth Corp. (a)	15,464	275,105
McKesson Corp.	4,900	256,613
Quest Diagnostics, Inc.	2,600	117,702
Universal Health Services, Inc. Class B	15,500	832,195
VCA Antech, Inc. (a)	3,931	107,513
		2,781,522
Health Care Technology - 0.4%
IMS Health, Inc.	20,780	436,588
Pharmaceuticals - 1.3%
Alpharma, Inc. Class A (a)	16,800	440,328
Barr Pharmaceuticals, Inc. (a)	16,085	777,066
Schering-Plough Corp.	18,000	259,380
		1,476,774
TOTAL HEALTH CARE		6,261,501
INDUSTRIALS - 11.4%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	7,200	406,224
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	13,200	963,864
Airlines - 0.1%
Delta Air Lines, Inc. (a)	11,300	97,180
Building Products - 0.8%
Masco Corp.	41,500	822,945
Owens Corning (a)	3,836	69,547
		892,492
Commercial Services & Supplies - 3.5%
ACCO Brands Corp. (a)	28,410	385,524
Allied Waste Industries, Inc. (a)	118,278	1,278,585
Consolidated Graphics, Inc. (a)	3,988	223,527
Manpower, Inc.	600	33,756
R.R. Donnelley & Sons Co.	21,117	640,056
The Brink's Co.	21,700	1,457,806
		4,019,254
Construction & Engineering - 0.4%
Fluor Corp.	1,820	256,911
URS Corp. (a)	4,798	156,847
		413,758
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	2,900	116,435
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.8%
Albany International Corp. Class A	11,365	$ 410,731
Briggs & Stratton Corp.	16,400	293,560
Eaton Corp.	1,500	119,505
Illinois Tool Works, Inc.	18,100	872,963
Ingersoll-Rand Co. Ltd. Class A	3,700	164,946
Navistar International Corp. (a)	5,300	318,795
Pentair, Inc.	22,900	730,510
Sulzer AG (Reg.)	226	298,785
Wabash National Corp.	7,900	71,021
		3,280,816
Marine - 0.0%
Alexander & Baldwin, Inc.	1,100	47,388
Road & Rail - 1.9%
Canadian National Railway Co.	5,900	286,034
Con-way, Inc.	17,650	873,322
CSX Corp.	1,500	84,105
J.B. Hunt Transport Services, Inc.	1,900	59,717
Ryder System, Inc.	15,602	950,318
		2,253,496
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	7,699	76,990
W.W. Grainger, Inc.	1,900	145,141
WESCO International, Inc. (a)	6,100	222,589
		444,720
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	9,700	282,561
TOTAL INDUSTRIALS		13,218,188
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.2%
Alcatel-Lucent SA sponsored ADR	74,221	427,513
Avocent Corp. (a)	6,429	108,650
Dycom Industries, Inc. (a)	26,500	318,265
Motorola, Inc.	54,600	507,780
Powerwave Technologies, Inc. (a)	27,500	70,125
		1,432,333
Computers & Peripherals - 1.4%
Diebold, Inc.	4,500	168,975
Intermec, Inc. (a)	11,910	264,283
NCR Corp. (a)	24,300	554,769
NetApp, Inc. (a)	23,485	470,874
Western Digital Corp. (a)	4,400	118,976
		1,577,877
Electronic Equipment & Instruments - 4.9%
Agilent Technologies, Inc. (a)	28,849	860,566
Anixter International, Inc. (a)	600	38,424
Arrow Electronics, Inc. (a)	31,100	1,046,515
Avnet, Inc. (a)	35,877	1,174,254

	Shares	Value
Cogent, Inc. (a)	1,400	$ 13,202
Flextronics International Ltd. (a)	110,300	1,035,717
Ingram Micro, Inc. Class A (a)	14,900	235,867
Itron, Inc. (a)	3,116	281,157
Jabil Circuit, Inc.	31,065	293,875
Tyco Electronics Ltd.	22,500	772,200
		5,751,777
Internet Software & Services - 1.1%
Google, Inc. Class A (sub. vtg.) (a)	100	44,047
VeriSign, Inc. (a)	13,500	448,740
Yahoo!, Inc. (a)	25,900	749,287
		1,242,074
IT Services - 1.5%
Accenture Ltd. Class A	2,700	94,959
NeuStar, Inc. Class A (a)	3,800	100,624
The Western Union Co.	42,400	901,848
Unisys Corp. (a)	88,100	390,283
Visa, Inc.	4,800	299,328
		1,787,042
Office Electronics - 1.3%
Xerox Corp.	101,900	1,525,443
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)	34,300	202,027
Applied Materials, Inc.	37,600	733,576
ASML Holding NV (NY Shares)	18,144	450,153
Atmel Corp. (a)	56,100	195,228
Fairchild Semiconductor International, Inc. (a)	80,100	954,792
Integrated Device Technology, Inc. (a)	26,400	235,752
LSI Corp. (a)	22,700	112,365
Maxim Integrated Products, Inc.	15,300	311,967
MKS Instruments, Inc. (a)	11,200	239,680
National Semiconductor Corp.	58,400	1,069,888
Standard Microsystems Corp. (a)	8,554	249,606
Varian Semiconductor Equipment Associates, Inc. (a)	6,651	187,226
		4,942,260
Software - 1.0%
Electronic Arts, Inc. (a)	13,694	683,604
Fair Isaac Corp.	5,300	114,056
Misys PLC	35,300	97,011
Parametric Technology Corp. (a)	8,600	137,428
THQ, Inc. (a)	4,468	97,402
		1,129,501
TOTAL INFORMATION TECHNOLOGY		19,388,307
MATERIALS - 3.2%
Chemicals - 1.4%
Albemarle Corp.	9,826	358,846
Arkema sponsored ADR (a)	2,000	111,828
Chemtura Corp.	75,700	555,638
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
FMC Corp.	200	$ 11,098
Georgia Gulf Corp.	3,417	23,680
H.B. Fuller Co.	10,100	206,141
Nalco Holding Co.	1,100	23,265
Rohm & Haas Co.	5,500	297,440
W.R. Grace & Co. (a)	1,800	41,076
		1,629,012
Containers & Packaging - 0.6%
Ball Corp.	2,800	128,632
Owens-Illinois, Inc. (a)	10,152	572,877
		701,509
Metals & Mining - 1.2%
Alcoa, Inc.	16,900	609,414
Barrick Gold Corp.	2,200	96,178
Goldcorp, Inc.	700	27,199
Kinross Gold Corp.	5,800	129,379
Lihir Gold Ltd. (a)	29,160	95,687
Newcrest Mining Ltd.	4,791	146,134
Nucor Corp.	1,500	101,610
Randgold Resources Ltd. sponsored ADR	2,934	135,962
		1,341,563
TOTAL MATERIALS		3,672,084
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	9,115	349,105
Cbeyond, Inc. (a)	1,300	24,427
Cincinnati Bell, Inc. (a)	38,318	163,235
Embarq Corp.	5,500	220,550
Qwest Communications International, Inc.	109,066	494,069
Verizon Communications, Inc.	14,400	524,880
		1,776,266
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	6,600	227,634
MTN Group Ltd.	7,400	112,230
Sprint Nextel Corp.	48,400	323,796
		663,660
TOTAL TELECOMMUNICATION SERVICES		2,439,926

	Shares	Value
UTILITIES - 8.2%
Electric Utilities - 4.4%
Allegheny Energy, Inc.	13,500	$ 681,750
American Electric Power Co., Inc.	10,600	441,278
DPL, Inc.	18,019	462,007
Edison International	13,500	661,770
Entergy Corp.	9,200	1,003,536
FirstEnergy Corp.	7,200	494,064
Fortum Oyj	200	8,149
FPL Group, Inc.	8,500	533,290
Great Plains Energy, Inc.	2,350	57,928
PPL Corp.	17,100	785,232
		5,129,004
Gas Utilities - 0.0%
Energen Corp.	1,100	68,530
Independent Power Producers & Energy Traders - 2.5%
AES Corp. (a)	21,500	358,405
Constellation Energy Group, Inc.	9,300	820,911
NRG Energy, Inc. (a)	23,500	916,265
Reliant Energy, Inc. (a)	33,407	790,076
		2,885,657
Multi-Utilities - 1.3%
CMS Energy Corp.	11,100	150,294
PNM Resources, Inc.	700	8,729
Public Service Enterprise Group, Inc.	17,900	719,401
Wisconsin Energy Corp.	13,488	593,337
		1,471,761
TOTAL UTILITIES		9,554,952
TOTAL COMMON STOCKS (Cost $133,143,342)		115,138,163
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. Series T, 6.50%	2,435	114,273
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae Series S, 8.25%	3,586	86,243
Freddie Mac Series Z, 8.375%	3,530	86,132
		172,375
TOTAL PREFERRED STOCKS (Cost $299,650)		286,648
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 2.69% (b)	1,670,664	$ 1,670,664
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	1,331,500	1,331,500
TOTAL MONEY MARKET FUNDS (Cost $3,002,164)		3,002,164
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $136,445,156)	118,426,975
NET OTHER ASSETS - (1.9)%	(2,238,431)
NET ASSETS - 100%	$ 116,188,544
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,200 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,162
Fidelity Securities Lending Cash Central Fund	9,357
Total	$ 28,519
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 118,426,975	$ 118,009,052	$ 417,923	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $136,492,400. Net unrealized depreciation aggregated $18,065,425, of which $7,378,477 related to appreciated investment securities and $25,443,902 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008